Basis of Presentation	6 Months Ended
Jun. 30, 2026
Basis of Presentation
Basis of Presentation
2.
Basis of Presentation

Statement of compliance

These condensed consolidated interim financial statements have been prepared in accordance with International Accounting Standard 34, Interim Financial Reporting ("IAS 34"), as issued by the International Accounting Standards Board ("IASB"), and do not include all disclosures required under IFRS Accounting Standards. Accordingly, they should be read in conjunction with the Company’s audited consolidated financial statements and related notes thereto for the year ended December 31, 2025, which were prepared in accordance with IFRS Accounting Standards as issued by the IASB.

These condensed consolidated interim financial statements have been prepared on a going concern basis.

Basis of presentation

These condensed consolidated interim financial statements have been prepared on the historical cost basis except for certain financial instruments and equity investments that are measured at fair value. Financial assets and equity investments classified as fair value through profit or loss are measured at their fair value at each reporting date, with changes in fair value recognized in profit or loss during the period in which they arise. Investments in joint ventures over which the Company has significant influence, but not control, are accounted for using the equity method in accordance with IAS 28 Investments in Associates and Joint Ventures. Such investments are initially recognized at cost and are subsequently adjusted to reflect the Company’s share of the investee's profits or losses and distributions received.

These condensed consolidated interim financial statements are presented in the United States dollar ("USD"), and all values are rounded to the nearest thousand except as otherwise indicated. The functional currency of Standard Lithium is the Canadian dollar ("CAD"). For this entity, all transactions not denominated in CAD functional currency are considered to be foreign currency transactions. Foreign currency denominated monetary assets and liabilities are translated using the rate of exchange prevailing at the reporting date. Gains or losses on translation of these items are included in earnings and reported as foreign exchange loss (gain). Foreign currency denominated non-monetary assets and liabilities, measured at historical cost, are translated at the rate of exchange at the transaction date. The functional currency of all the Company's subsidiaries is USD. For these entities, all transactions not denominated in USD functional currency are considered to be foreign currency transactions. Foreign currency denominated monetary assets and liabilities are translated using the rate of exchange prevailing at the reporting date. Gains or losses on translation of these items are included in earnings and reported as foreign exchange loss (gain). Foreign currency denominated non-monetary assets and liabilities, measured at historical cost, are translated at the rate of exchange at the transaction date.

Critical accounting estimates and judgments

The preparation of financial statements requires management to make judgments, estimates and assumptions that affect the application of policies and reported amounts of assets, liabilities and contingent liabilities as of the date of the financial statements, and the reported amount of revenues and expenses during the reporting period. Estimates and judgments are continuously evaluated and are based on management’s experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Actual results may differ from these estimates.

Information about critical judgments in applying accounting policies and assumptions and estimation uncertainties that have the most significant effect on the amounts recognized in the condensed consolidated interim financial statements are disclosed in Note 2 of the Company’s consolidated financial statements for the year ended December 31, 2025.